Net revenue (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net revenue
Total net revenue	R$ 2,233,466	R$ 2,187,710	R$ 1,444,380
Financial Services
Net revenue
Total net revenue	647,063	652,089	494,189
Consumer goods
Net revenue
Total net revenue	448,587	473,871	370,152
Technology and telecommunications
Net revenue
Total net revenue	387,291	329,787	170,296
Retail and industrial goods
Net revenue
Total net revenue	274,557	307,995	145,846
Life sciences
Net revenue
Total net revenue	247,038	274,353	197,286
Others
Net revenue
Total net revenue	R$ 228,930	R$ 149,615	R$ 66,611